Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
LEASE LIABILITIES
Schedule of lease liabilities

	Current		Non-Current
Lease liability	12-31-2024 ThCh$	12-31-2023 ThCh$	12-31-2024 ThCh$	12-31-2023 ThCh$
Lease liability	26,886,119	24,138,193	267,718,931	243,924,027
Total	26,886,119	24,138,193	267,718,931	243,924,027

Schedule of individualization of lease liabilities

									12-31-2024
									Maturiry			Maturity
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Company	Country	Currency	Effective Interest Rate	Maturity	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current
91.081.000-6	Enel Generación Chile S.A.	Chile	10.579.624-2	Marcelo Alberto Amar Basulto	Chile	UF	2.06%	Monthly	6,561	16,880	23,441	26,992	27,547	28,113	28,691	152,007	263,350
91.081.000-6	Enel Generación Chile S.A.	Chile	91.004.000-6	Productos Fernandez S.A.	Chile	UF	2.09%	Monthly	12,344	37,655	49,999	50,800	51,862	52,948	54,055	380,899	590,564
91.081.000-6	Enel Generación Chile S.A.	Chile	61.216.000-7	Empresa de Ferrocarriles del Estado	Chile	UF	0.10%	Biannual	5,751	5,772	11,523	11,511	—	—	—	—	11,511
91.081.000-6	Enel Generación Chile S.A.	Chile	78.086.990-9	Inversiones San Isidro	Chile	UF	2.86%	Monthly	1,676	5,136	6,812	1,132	—	—	—	—	1,132
91.081.000-6	Enel Generación Chile S.A.	Chile	77.088.295-8	Consultoria y transpor.	Chile	UF	4.15%	Monthly	6,957	21,858	28,815	29,463	30,711	32,011	13,637	—	105,822
91.081.000-6	Enel Generación Chile S.A.	Chile	81.591.800-2	Cuerpo de bomberos Quillota	Chile	UF	2.86%	Monthly	1,341	4,109	5,450	906	—	—	—	—	906
96.800.570-7	Enel Distribución Chile S.A.	Chile	70.015.730-K	Mutual de Seguros de Chile	Chile	UF	1.91%	Monthly	22,828	60,424	83,252	96,813	—	—	—	—	96,813
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.596.523-3	Capital Investi	Chile	UF	1.91%	Monthly	18,703	55,272	73,975	85,303	—	—	—	—	85,303
96.800.570-7	Enel Distribución Chile S.A.	Chile	61.219.000-3	Empresa de Transporte de Pasajeros Metro S.A.	Chile	US$	5.99%	Annual	—	263,260	263,260	103,394	104,910	111,190	117,845	501,306	938,645
96.800.570-7	Enel Distribución Chile S.A.	Chile	99.530.420-1	Inmobiliaria Nialem S.A.	Chile	UF	0.40%	Monthly	57,590	—	57,590	18,868	—	—	—	—	18,868
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.013.489-9	Inversiones Don Issa Ltda.	Chile	UF	1.87%	Monthly	4,030	16,367	20,397	55,988	—	—	—	—	55,988
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.164.095-K	Inmobiliaria Mixto Renta Spa	Chile	UF	7.10%	Monthly	28,476	85,791	114,267	17,885	—	—	—	—	17,885
96.800.570-7	Enel Distribución Chile S.A.	Chile	78.844.390-0	Poliplast	Chile	UF	5.36%	Monthly	11,076	33,563	44,639	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.643.660-3	Inmobiliaria El Roble S.A.	Chile	UF	0.79%	Monthly	18,829	56,461	75,290	11,937	—	—	—	—	11,937
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.378.333-2	Inmobiliaria Fernandez	Chile	UF	7.13%	Monthly	25,617	68,673	94,290	76,043	—	—	—	—	76,043
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.409.056-k	ALD Automovile Ltda.	Chile	UF	5.29%	Monthly	8,912	26,837	35,749	33,839	—	—	—	—	33,839
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	EUR	5.01%	Annual	—	735,385	735,385	261,937	275,083	288,889	303,387	1,389,127	2,518,423
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	3.13%	Annual	3,710,703	13,364,038	17,074,741	4,494,016	4,638,067	5,084,923	5,230,952	183,366,273	202,814,231
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.364.150-3	Inversiones Interover Sur S.A.	Chile	UF	3.83%	Annual	81,643	106,613	188,256	59,511	61,677	63,921	66,247	1,188,092	1,439,448
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.400.311-K	Fundo Los Buenos Aires SpA	Chile	UF	2.54%	Annual	284,771	—	284,771	103,379	106,006	108,699	111,460	1,133,906	1,563,450
76.412.562-2	Enel Green Power Chile S.A.	Chile	5.704.494-2	Pablo Rioseco and Others	Chile	UF	4.94%	Annual	31,812	—	31,812	5,064	5,315	5,577	5,853	88,092	109,901
76.412.562-2	Enel Green Power Chile S.A.	Chile	10.249.202-1	Juan Rioseco and Others	Chile	UF	3.91%	Annual	43,399	—	43,399	11,154	11,706	12,285	12,892	152,727	200,764
76.412.562-2	Enel Green Power Chile S.A.	Chile	5.704.494-2	Pablo Rioseco and Others	Chile	UF	4.94%	Annual	10,022	—	10,022	2,532	2,657	2,789	2,927	44,232	55,137
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.378.630-5	Agricola Santa Amalia	Chile	UF	4.40%	Annual	129,565	—	129,565	22,309	23,412	24,570	25,785	245,784	341,860
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.378.630-5	Agricola Santa Amalia	Chile	UF	4.94%	Annual	81,068	—	81,068	22,309	23,412	24,570	25,785	302,092	398,168
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.894.990-3	Orafti Chile S.A.	Chile	UF	4.94%	Annual	16,853	—	16,853	10,629	11,154	11,706	12,285	153,613	199,387
76.412.562-2	Enel Green Power Chile S.A.	Chile	78.201.750-0	Sociedad Agricola Parant	Chile	UF	4.94%	Annual	26,915	—	26,915	3,678	3,860	4,050	4,251	70,523	86,362
76.412.562-2	Enel Green Power Chile S.A.	Chile	4.595.479-K	Sucesión Aguilera Parada	Chile	UF	4.47%	Annual	243,013	—	243,013	63,775	66,928	70,237	73,710	967,179	1,241,829
76.412.562-2	Enel Green Power Chile S.A.	Chile	10.966.957-8	Macarena Rioseco	Chile	UF	3.91%	Annual	32,026	—	32,026	5,315	5,577	5,853	6,142	80,156	103,043
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.170.091-K	Multicenter SpA	Chile	UF	5.95%	Annual	—	550,881	550,881	210,717	628,078	—	—	—	838,795
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.423.282-6	Sociedad Agrícola La Cruz	Chile	UF	4.29%	Annual	2,284	—	2,284	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.064.627-K	Forestal Danco	Chile	UF	5.92%	Annual	—	58,928	58,928	304,104	94,694	100,299	106,234	5,748,397	6,353,728
76.412.562-2	Enel Green Power Chile S.A.	Chile	7.872.865-5	Paulina Camus Bories	Chile	UF	3.35%	Annual	—	8,415	8,415	53,500	56,045	59,119	62,358	227,610	458,632
76.412.562-2	Enel Green Power Chile S.A.	Chile	96.629.120-6	Agricola Esmeralda	Chile	UF	5.30%	Annual	576,148	—	576,148	55,600	57,500	58,952	62,440	6,870,823	7,105,315
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.238.102-8	Crucero Este Uno SpA	Chile	UF	2.96%	Annual	—	27,781	27,781	41,572	42,233	42,904	43,586	721,343	891,638
76.412.562-2	Enel Green Power Chile S.A.	Chile	84.810.200-8	Huertos Carmen Sociedad Agrícola Limitada	Chile	US$	3.61%	Annual	27,164	—	27,164	44,866	—	—	—	—	44,866
76.412.562-2	Enel Green Power Chile S.A.	Chile	99.576.780-5	Inversiones E Inmobiliaria Itraque S.A.	Chile	UF	3.70%	Annual	9,303	—	9,303	4,009	4,157	4,309	4,470	277,229	294,174
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.771.340-6	Agricola El Tapial Ltda.	Chile	UF	3.70%	Annual	—	27,797	27,797	14,231	14,756	15,303	15,869	631,645	691,804
76.412.562-2	Enel Green Power Chile S.A.	Chile	5.121.031-K	Sergio Jose Retamal Iglesias	Chile	UF	5.72%	Annual	197,333	—	197,333	42,608	45,043	47,615	50,338	3,012,908	3,198,512
76.412.562-2	Enel Green Power Chile S.A.	Chile	6.372.943-4	Francisco Javier Ovalle Irarrazabal	Chile	UF	3.70%	Annual	—	87,231	87,231	20,488	21,242	22,029	22,844	923,562	1,010,165
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.412.950-2	Inverko S.A.	Chile	UF	5.70%	Annual	45,907	—	45,907	30,266	30,675	31,089	31,508	747,391	870,929
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.745.330-7	Soc. Aagricola Ancona Ltda.	Chile	US$	0.07%	Annual	—	7,896	7,896	127,416	127,500	260,360	260,531	7,371,528	8,147,335
76.412.562-2	Enel Green Power Chile S.A.	Chile	84.810.200-2	Huertos Carmen Soc. Agricola Lt.	Chile	US$	0.07%	Annual	1,987	—	1,987	28,974	17,328	—	—	—	46,302
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.769.393-1	Rentas Coquimbo SpA	Chile	UF	7.74%	Annual	28,373	—	28,373	—	—	—	—	—	—
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	76.248.317-3	Agricola Alto Talinay	Chile	EUR	4.61%	Annual	987,211	—	987,211	309,933	324,221	339,167	354,803	2,174,977	3,503,101
76.536.353-5	Enel Chile S.A.	Chile	76.203.473-5	Territoria Apoquindo S:A	Chile	UF	4.17%	Monthly	1,111,140	3,141,857	4,252,997	4,344,762	4,559,017	4,843,202	5,049,178	2,069,857	20,866,016
76.536.353-5	Enel Chile S.A.	Chile	96.839.400-2	Inversiones San Jorge	Chile	UF	4.34%	Monthly	58,231	43,677	101,908	17,010					17,010
			Total						7,967,562	18,918,557	26,886,119	11,336,538	11,472,373	11,756,679	12,160,063	220,993,278	267,718,931

									12-31-2023
									Maturiry			Maturity
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Company	Country	Currency	Effective Interest Rate	Maturity	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current
91.081.000-6	Enel Generación Chile S.A.	Chile	10.579.624-2	Marcelo Alberto Amar Basulto	Chile	UF	2.06%	Monthly	3,273	18,659	21,932	25,328	25,849	26,380	26,921	168,892	273,370
91.081.000-6	Enel Generación Chile S.A.	Chile	91.004.000-6	Productos Fernandez S.A.	Chile	UF	2.09%	Monthly	13,029	35,097	48,126	47,652	48,648	49,665	50,705	345,211	541,881
91.081.000-6	Enel Generación Chile S.A.	Chile	78.392.580-K	Agricola el Bagual Ltda.	Chile	UF	1.91%	Annual	12	—	12	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	99.527.200-8	Rentaequipos Tramaca S.A.	Chile	UF	0.83%	Monthly	144,477	—	144,477	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	96.565.580-8	Compañía de Leasing Tattersall S A.	Chile	UF	0.83%	Monthly	11,524	—	11,524	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	61.216.000-7	Empresa de Ferrocarriles del Estado	Chile	UF	0.10%	Biannual	5,503	5,505	11,008	11,017	11,027	—	—	—	22,044
96.800.570-7	Enel Distribución Chile S.A.	Chile	70.015.730-K	Mutual de Seguros de Chile	Chile	UF	1.91%	Monthly	15,030	63,461	78,491	86,028	85,784	—	—	—	171,812
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.596.523-3	Capital Investi	Chile	UF	1.91%	Monthly	18,343	51,879	70,222	70,327	64,227	—	—	—	134,554
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.253.641-2	Bcycle Latam S.P.A	Chile	CLP	6.24%	Annual	99,719	—	99,719	18,825	—	—	—	—	18,825
96.800.570-7	Enel Distribución Chile S.A.	Chile	61.219.000-3	Empresa de Transporte de Pasajeros Metro S.A.	Chile	US$	5.99%	Annual	—	327,729	327,729	82,209	87,130	92,345	97,873	755,674	1,115,231
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	Compañia de Leasing Tattersall S. A.	Chile	UF	1.41%	Monthly	13,244	—	13,244	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	99.530.420-1	Inmobiliaria Nialem S.A.	Chile	UF	0.40%	Monthly	19,352	165,114	184,466	91,981	—	—	—	—	91,981
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.013.489-9	Inversiones Don Issa Ltda.	Chile	UF	1.87%	Monthly	174,242	69,597	243,839	61,405	—	—	—	—	61,405
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.203.089-6	Rentas Inmobiliarias Amanecer S.A.	Chile	UF	2.84%	Monthly	6,800	49,032	55,832	26,488	—	—	—	—	26,488
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.164.095-K	Inmobiliaria Mixto Renta Spa	Chile	UF	3.78%	Monthly	11,369	—	11,369	21,071	—	—	—	—	21,071
96.800.570-7	Enel Distribución Chile S.A.	Chile	78.844.390-0	Poliplast	Chile	UF	5.36%	Monthly	10,425	30,288	40,713	42,322	10,760	—	—	—	53,082
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.643.660-3	Inmobiliaria El Roble S.A.	Chile	UF	0.79%	Monthly	23,740	53,594	77,334	71,957	72,483	—	—	—	144,440
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.378.333-2	Inmobiliaria Fernandez	Chile	UF	7.13%	Monthly	23,272	69,660	92,932	98,215	—	—	—	—	98,215
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	3.03%	Annual	2,851,919	12,471,821	15,323,740	3,349,055	4,050,273	3,975,272	4,110,447	174,285,601	189,770,648
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	EUR	5.02%	Annual	—	660,708	660,708	233,135	244,835	257,123	270,028	1,551,305	2,556,426
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.400.311-K	Fundo Los Buenos Aires SpA	Chile	UF	2.54%	Annual	266,289	—	266,289	96,311	98,759	101,268	103,841	1,332,777	1,732,956
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.131-K	Federico Rioseco Garcia	Chile	UF	4.94%	Annual	58,607	—	58,607	9,448	9,915	10,405	10,919	188,973	229,660
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.132-8	Juan Rioseco Garcia	Chile	UF	4.94%	Annual	49,370	—	49,370	12,459	13,075	13,721	14,400	228,913	282,568
76.412.562-2	Enel Green Power Chile S.A.	Chile	4.595.479-K	Adriana Castro Parra	Chile	UF	4.94%	Annual	119,141	—	119,141	20,309	21,313	22,367	23,473	343,140	430,602
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.378.630-5	Agricola Santa Amalia	Chile	UF	4.94%	Annual	75,277	—	75,277	20,308	21,312	22,366	23,472	346,026	433,484
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.894.990-3	Orafti Chile S.A.	Chile	UF	4.94%	Annual	20,905	—	20,905	9,676	10,154	10,656	11,183	175,078	216,747
76.412.562-2	Enel Green Power Chile S.A.	Chile	78.201.750-0	Sociedad Agricola Parant	Chile	UF	4.94%	Annual	249,846	—	249,846	61,402	64,438	67,624	70,967	1,177,873	1,442,304
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.259.106-5	Inmobiliaria Terra Australis Tres S.A.	Chile	UF	6.39%	Biannual	26,228	146,619	172,847	54,856	56,851	58,920	61,064	1,233,202	1,464,893
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.938.160-5	Soc. Serv. Com. Multiservice F.L.	Chile	UF	2.94%	Annual	—	83,382	83,382	307,686	—	—	—	794,551	1,102,237
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.064.627-K	Fortestal Danco	Chile	UF	2.42%	Annual	—	150,907	150,907	40,501	41,480	42,482	43,509	2,034,449	2,202,421
76.412.562-2	Enel Green Power Chile S.A.	Chile	96.629.120-6	Agricola Esmeralda	Chile	UF	5.24%	Annual	—	102,540	102,540	56,310	56,315	56,317	56,317	7,089,408	7,314,667
76.412.562-2	Enel Green Power Chile S.A.	Chile	84.810.200-8	Huertos Carmen Sociedad Agrícola Limitada	Chile	US$	3.56%	Annual	29,461	—	29,461	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	99.576.780-5	Inversiones E Inmobiliaria Itraque S.A.	Chile	UF	3.70%	Annual	48,985	—	48,985	3,694	3,830	3,971	4,116	131,496	147,107
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.412.950-2	Inverko S A	Chile	UF	5.70%	Annual	8,115	14,833	22,948	25,536	27,030	23,442	—	—	76,008
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.771.340-6	Agricola El Tapial Ltda.	Chile	UF	3.70%	Annual	—	29,436	29,436	13,108	13,595	14,096	14,619	613,471	668,889
76.412.562-2	Enel Green Power Chile S.A.	Chile	6.372.943-4	Francisco Javier Ovalle Irarrazabal	Chile	UF	3.70%	Annual	37,539	—	37,539	19,572	19,572	20,293	21,045	896,011	976,493
76.412.562-2	Enel Green Power Chile S.A.	Chile	5.121.031-K	Sergio Jose Retamal Iglesias	Chile	UF	5.71%	Annual	141,635	—	141,635	38,502	40,704	43,030	45,487	2,860,340	3,028,063
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	76.248.317-3	Agricola Alto Talinay	Chile	EUR	4.61%	Annual	871,180	—	871,180	276,931	289,698	303,053	317,023	1,787,483	2,974,188
76.536.353-5	Enel Chile S.A.	Chile	76.203.473-5	Territoria Apoquindo S:A	Chile	UF	4.17%	Monthly	1,037,198	2,889,588	3,926,786	3,990,986	4,160,718	4,365,897	4,638,044	6,806,739	23,962,384
76.536.353-5	Enel Chile S.A.	Chile	96.839.400-2	Inversiones San Jorge	Chile	UF	4.34%	Monthly	38,257	125,438	163,695	136,883	—	—	—	—	136,883
			Total						6,523,306	17,614,887	24,138,193	9,531,493	9,649,775	9,580,693	10,015,453	205,146,613	243,924,027

Summary of estimation of undiscounted debt cash flows

			12-31-2024									12-31-2023
			Maturity			Maturity						Maturity			Maturity
Country	Currency	Nominal Interest Rate	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	2.43%	50,217	270,032	320,249	310,123	337,921	332,436	326,716	6,904,393	8,211,589	277,786	605,501	883,287	217,694	204,865	196,689	188,670	959,457	1,767,375
Chile	EUR	4.81%	793,228	649,595	1,442,823	869,408	840,028	811,240	781,265	3,688,853	6,990,794	285,363	—	285,363	367,773	355,867	343,961	332,284	1,741,828	3,141,713
Chile	UF	3.98%	7,770,994	20,639,984	28,410,978	21,224,722	20,201,594	19,351,366	18,870,159	429,493,985	509,141,826	6,633,708	22,483,077	29,116,785	21,976,524	21,110,001	20,418,361	19,967,906	443,451,766	526,924,558
Chile	CLP	6.24%	-	-	-	-	-	—	—	—	-	99,719	-	99,719	18,825	-	—	—	—	18,825
Total			8,614,439	21,559,611	30,174,050	22,404,253	21,379,543	20,495,042	19,978,140	440,087,231	524,344,209	7,296,576	23,088,578	30,385,154	22,580,816	21,670,733	20,959,011	20,488,860	446,153,051	531,852,471